36. RELATED PARTIES´ TRANSACTIONS (Details 6) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Finance expenses		$ 5,112	$ 4,277	$ 1,257
TGS
Disclosure of transactions between related parties [line items]
Finance expenses		0	0	(12)
Orígenes Retiro
Disclosure of transactions between related parties [line items]
Finance expenses		(6)	(7)	0
Grupo EMES
Disclosure of transactions between related parties [line items]
Finance expenses	[1]	0	(417)	0
Total related parties
Disclosure of transactions between related parties [line items]
Finance expenses		$ (6)	$ (424)	$ (12)

[1]	Note 20.